Supplemental Oil and Gas Disclosures - Summary of Oil and Gas Property Costs Not Being Amortized (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Capitalized Costs of Unproved Properties Excluded from Amortization [Line Items]
Property acquisition costs	$ 6,437
Exploration and development	1,666
Capitalized interest	260
Costs incurred	8,363
2013 [Member]
Capitalized Costs of Unproved Properties Excluded from Amortization [Line Items]
Property acquisition costs	466
Exploration and development	1,138
Capitalized interest	48
Costs incurred	1,652
2012 [Member]
Capitalized Costs of Unproved Properties Excluded from Amortization [Line Items]
Property acquisition costs	3,391
Exploration and development	388
Capitalized interest	48
Costs incurred	3,827
2011 [Member]
Capitalized Costs of Unproved Properties Excluded from Amortization [Line Items]
Property acquisition costs	899
Exploration and development	88
Capitalized interest	30
Costs incurred	1,017
2010 and Prior [Member]
Capitalized Costs of Unproved Properties Excluded from Amortization [Line Items]
Property acquisition costs	1,681
Exploration and development	52
Capitalized interest	134
Costs incurred	$ 1,867